Employment Benefits - Sensitivity Analysis for Impact of Changes in Certain Significant Actuarial Assumptions Leaving All Other Assumptions Constant (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
100 basis point increase	¥ (5,019)	¥ (842)
100 basis point decrease	6,561	1,040
Salary increase rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
100 basis point increase	7,057	972
100 basis point decrease	¥ (5,620)	¥ (810)